Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	Rosetta Genomics Ltd.
Entity Central Index Key	0001362959
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 18,931	$ 30,798
Restricted cash	35	34
Short-term bank deposits	9,980	130
Trade receivables	185	88
Other accounts receivable and prepaid expenses	446	568
Current assets of discontinued operations		135
Total current assets	29,577	31,753
LONG-TERM ASSETS:
Long-term account receivable	11	7
Property and equipment, net	697	546
Long-term asset of discontinued operations		224
Total long-term assets	708	777
Total assets	30,285	32,530
CURRENT LIABILITIES:
Trade payables	1,091	754
Other accounts payable and accruals	948	512
Total current liabilities	2,039	1,266
LONG-TERM LIABILITIES:
Warrants related to share purchase agreements	80	136
Deferred revenue	228	228
Total long-term liabilities	308	364
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.6 par value: 20,000,000 and 2,000,000 shares authorized at June 30, 2013 and December 31, 2012, respectively; 9,822,865 and 9,099,805 shares issued at June 30, 2013 and December 31, 2012, respectively; 9,819,607 and 9,096,547 shares outstanding at June 30, 2013 and December 31, 2012, respectively	1,498	1,379
Additional paid-in capital	128,235	125,023
Accumulated deficit	(101,795)	(95,502)
Total shareholders' equity	27,938	30,900
Total liabilities and shareholders' equity	$ 30,285	$ 32,530

CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Jun. 30, 2013	Dec. 31, 2012
CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.6	0.6
Ordinary shares, shares authorized	20,000,000	2,000,000
Ordinary shares, shares issued	9,822,865	9,099,805
Ordinary shares, shares outstanding	9,819,607	9,096,547

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF LOSS [Abstract]
Revenues	$ 193	$ 51
Cost of revenues	434	115
Gross loss	241	64
Operating expenses:
Research and development, net	877	740
Marketing and business development	3,563	1,181
General and administrative	1,989	1,402
Total operating expenses	6,429	3,323
Operating loss	6,670	3,387
Financial loss (income), net	(104)	3,302
Loss from continuing operations	6,566	6,689
Net income from discontinued operations	273	105
Net loss after discontinued operations	$ 6,293	$ 6,584
Basic net loss per Ordinary share from continuing operations attributable to Rosetta Genomics' shareholders	$ 0.71	$ 5.43
Diluted net loss per Ordinary share from continuing operations attributable to Rosetta Genomics' shareholders	$ 0.71	$ 5.39
Basic and diluted net income per Ordinary share of discontinued operations attributable to Rosetta Genomics' shareholders	$ (0.03)	$ (0.08)
Basic net loss per Ordinary share attributable to Rosetta Genomics' shareholders	$ 0.68	$ 5.35
Diluted net loss per Ordinary share attributable to Rosetta Genomics' shareholders	$ 0.68	$ 5.31
Weighted average number of Ordinary shares used to compute basic net loss per Ordinary share	9,213,633	1,231,170
Weighted average number of Ordinary shares used to compute diluted net loss per Ordinary share	9,215,175	1,239,521

STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ (356)	$ 108	$ 84,581	$ (85,045)
Balance, shares at Dec. 31, 2011		702,436
Expenses related to the January 27, 2012 convertible debenture	(96)		(96)
Issuance of shares, first issuance	1,228	81	1,147
Issuance of shares, first issuance, shares		540,000
Issuance of shares, second issuance	1,934	101	1,833
Issuance of shares, second issuance, shares		632,057
Issuance of shares, third issuance	5,921	90	5,831
Issuance of shares, third issuance, shares		570,755
Issuance of shares, fourth issuance	24,986	826	24,160
Issuance of shares, fourth issuance, shares		5,500,000
Issuance of shares, fifth issuance	3,836	123	3,713
Issuance of shares, fifth issuance, shares		825,000
Conversion of Warrants	1,508	18	1,490
Conversion of Warrants		113,341
Exercise of employee stock options		1,093
Stock-based compensation to employees	549		549
Conversion of debenture	300	211,685	268
Conversion of debenture, shares		32
Amortization of embedded conversion feature	1,547		1,547
Net loss	(10,457)			(10,457)
Balance at Dec. 31, 2012	30,900	1,379	125,023	(95,502)
Balance, shares at Dec. 31, 2012		9,096,547
Issuance of shares, first issuance	2,500	103	2,397
Issuance of shares, first issuance, shares		628,245
Issuance of shares, second issuance	364	16	348
Issuance of shares, second issuance, shares		94,015
Exercise of employee stock options
Exercise of employee stock options, shares		800
Stock-based compensation to employees	467		467
Net loss	(6,293)			(6,293)
Balance at Jun. 30, 2013	$ 27,938	$ 1,498	$ 128,235	$ (101,795)
Balance, shares at Jun. 30, 2013		9,819,607

STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIENCY) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended
	Aug. 08, 2012	Jun. 30, 2013	May 31, 2013	Aug. 29, 2012	May 16, 2012	May 24, 2012	Apr. 17, 2012
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) [Abstract]
Issuance expenses	$ 2,514	$ 11	$ 144	$ 289	$ 278	$ 643	$ 149
Share, price per share	$ 5			$ 5

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (6,293)	$ (6,584)
Loss (income) from discontinued operations	(273)	(105)
Loss from continuing operations	(6,566)	(6,689)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	139	143
Decrease (increase) in trade receivables	(97)	3
Decrease (increase) in other accounts receivable and prepaid expenses	118	37
Accrued severance pay, net		(7)
Stock-based compensation to employees	467	158
Revaluation of warrants related to share purchase agreement	(56)	355
Increase (decrease) in trade payables	337	(139)
Increase (decrease) in other accounts payable and accruals	436	(813)
Other		2,050
Net cash used in operating activities from continuing operation	(5,222)	(4,902)
Net cash provided by operating activities from discontinued operations	632
Net cash used in operating activities	(4,590)	(4,902)
Cash flows from investing activities:
Purchase of property and equipment	(290)	(27)
Proceeds from sale of property and equipment		60
Investment in short-term bank deposits	(9,850)
Increase in prepaid expenses for car leasing		(4)
Decrease (increase) in restricted cash	(1)	5
Net cash (used in) provided by investing activities from continuing operations	(10,141)	34
Net cash used in investing activities from discontinued operations
Net cash (used in) provided by investing activities	(10,141)	34
Cash flows from financing activities:
Repayment of capital lease		(21)
Issuance of shares, net	2,864	8,811
Exercise of warrants and options		1,556
Issuance of convertible loan		1,750
Repayment of convertible loan		(1,450)
Net cash provided by financing activities from continuing operation	2,864	10,646
Net cash provided by financing activities from discounted operation
Net cash provided by financing activities	2,864	10,646
(Decrease) increase in cash and cash equivalents	(11,867)	5,778
Cash and cash equivalents at beginning of period	30,798	735
Cash and cash equivalents at end of period	18,931	6,513
Supplemental disclosure:
Exercise of warrants		$ 1,494

GENERAL	6 Months Ended
Jun. 30, 2013
GENERAL [Abstract]
GENERAL

NOTE 1: GENERAL

Organization and Business

Rosetta Genomics Ltd. ("the Company") commenced operations on March 9, 2000.

The Company's integrative research platform combining bioinformatics and state-of-the-art laboratory processes has led to the discovery of hundreds of biologically-validated novel human microRNAs. Building on its strong patent position and proprietary platform technologies, Rosetta Genomics is working on the application of these technologies in the development of a full range of microRNA-based diagnostic tools. The Company's microRNA-based tests, Rosetta Cancer Origin TestTM, Rosetta Lung Cancer TestTM, Rosetta Mesothelioma TestTM, and Rosetta Kidney Cancer TestTM are commercially available worldwide and all samples are processed in its Philadelphia-based CAP-accredited, CLIA-certified lab.

The Company has a wholly-owned subsidiary in the U.S., Rosetta Genomics Inc. The principal business activity of the subsidiary is to commercialize the Company's products, perform and develop tests in its CLIA-approved laboratory and expand the business development of the Company in the U.S.

Parkway Clinical Laboratories, Inc. ("Parkway")

Parkway is a national, full-service Clinical Laboratories Improvement Amendments ("CLIA") certified clinical laboratory service that was owned by the Company. Parkway specializes in oral drug screening in the workplace environment and genetics testing services.

On May 18, 2009, the Company sold Parkway, in a management buy-out for up to a maximum amount of $2,500, to be paid as a fixed percentage of revenues (15%) over six years and minimum price of $750. According to ASC 810, "Consolidation", the Company calculated the fair value of future consideration by using discounted estimate of future cash receipt. As a result of the transaction, the controlling interests in Parkway were transferred to the buyer, as well as all the risks. Accordingly, the Company has no future liabilities or obligation related to Parkway.

As of December 31, 2012, the Company revalued the fair value of the estimated future consideration to $359, of which $135 was recorded as current asset of discontinued operation, and $224 was recorded as long-term asset of discontinued operation.

The sale of Parkway met the criteria for reporting as discontinued operations and, therefore, the results of operations of the business and the gain on the sale have been classified as discontinued operations in the Consolidated Statement of Loss and prior period's results have been reclassified accordingly. In addition, the comparative data of the asset has been reclassified as asset attributed to discontinued operations in the Consolidated Balance Sheets.

On April 18, 2013 the Company signed a settlement agreement with Sanra Laboratories ("Sanra") in connection with the Company's sale of Parkway to Sanra. Under the terms of the agreement, on April 20, 2013 and on May 10, 2013, Parkway paid to the Company a total of $625.

As a result of this settlement, the Parkway asset has been removed from the Balance Sheets and the corresponding gain in the amount of $273 was recorded in the Consolidated Statements of Loss.

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2012, are applied consistently in these financial statements. For further information, refer to the consolidated financial statements as of December 31, 2012, set forth in the Company's Annual Report on Form 20-F as filed with the U.S. Securities and Exchange Commission on March 22, 2013.

UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2013
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3: UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

Operating results for the six-month period ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ended December 31, 2013.

FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2013
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENT

NOTE 4: FAIR VALUE MEASUREMENT

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The following methods and assumptions were used by the Company and its subsidiary in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, trade payables, and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

As of December 31, 2012, the Company valued other accounts receivable, which resulted from the fair value of Parkway's estimated future consideration based on a valuation using the discounted cash flow model, as Level 3 given the unobservable inputs used in this model which were significant to the fair value of the asset.

On April 18, 2013 the Company signed a settlement agreement with Sanra in connection with the Company's sale of Parkway to Sanra, as describe in Note 1. As a result of this settlement agreement, as of June 30, 2013, the Company did not record the Parkway asset as part of its consolidated balance sheets report.

The fair value of the liability for warrants related to share purchase agreement was calculated using the Black-Scholes Model and the Company classified this liability within Level 3. The fair value of the warrants at June 30, 2013 and December 31, 2012 was $80 and $136, respectively. Gain of $56 from the revaluation of warrants related to share purchase agreement is recorded under Financial Loss in the Condensed Interim Consolidated Statements of Loss.

The following table summarizes information about the fair value of the above warrants related to share purchase agreements:

	June 30, 2013	December 31, 2012
January Warrants	$9	$25
A Warrants	23	39
A' Warrants	48	72

Total	$80	$136

COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 5: COMMITMENTS AND CONTINGENT LIABILITIES

a.	Restricted cash:

As of June 30, 2013 and December 31, 2012, restricted cash was primarily attributed to a bank guarantee to the landlord of the Israeli property.

b.	The facilities of the Company are rented under operating leases. Aggregate minimum rental commitments under the non-cancelable rent agreements as of June 30, 2013, are as follows:

June 30, 2013

2013	$233
2014	501
2015	501
2016	501
2017	477
2018 and thereafter	337
Total minimum payments	$2,550

Total rent expenses for the six months ended June 30, 2013 and 2012 were $172 and $361, respectively.

c.	The Company leases its motor vehicles under cancelable operating lease agreements. The minimum payment under these operating leases, upon cancellation of these lease agreements was $12 as of June 30, 2013.

Lease expenses for motor vehicles for the six months ended June 30, 2013 and 2012, were $41 and $18, respectively

d.	As of June 30, 2013 and December 31, 2012, the Company provided a bank guarantee for the fulfillment of its lease commitments in the amount of approximately $53 and $163, respectively.

e.	In May 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for diagnostic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $960, of which $660 will be paid after June 30, 2013.

f.	In June 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company licensed from this third party the rights to its proprietary microRNAs for diagnostic purposes. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenue from any sublicense. The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $509, of which $371 will be paid after June 30, 2013.

g.	In August 2006, the Company signed a royalty-bearing, exclusive, worldwide license agreement with a third party. Under this agreement, the Company has exclusively licensed from this third party the rights to its proprietary microRNAs for all fields and applications including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay minimum annual royalties, royalties based on net sales and a percentage of the Company's revenues from any sublicense. This agreement was amended and restated in August 2011 and is now on a non-exclusive basis. For the amendment, the Company paid an amendment fee. The Company estimates that until 2032 the aggregate minimum royalties over the term of this agreement should be approximately $320, of which $195 will be paid after June 30, 2013.

h.	In December 2006, the Company signed a royalty-bearing, non-exclusive, worldwide license agreement with a third party. Under this agreement the Company licensed from the third party its proprietary microRNAs for research purposes. In consideration for this license the Company will pay an initiation fee and will be required to pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicenses. The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $313, of which $205 will be paid after June 30, 2013.

i.	In May 2007, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company has licensed from this third party the rights to its proprietary microRNAs for therapeutic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, payments based on milestones and royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate maintenance fees over the term of this agreement should be approximately $690, of which $495 will be paid after June 30, 2013.

j.	In January 2008, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for research purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $440, of which $330 will be paid after June 30, 2013.

k.	In June 2011 the Company entered into an agreement with PACE claims services, LLC, a wholly owned subsidiary of Navigant Inc.("PACE"), according to which, PACE will provide the Company exclusive educational and marketing services to defendants involved in lawsuits relating to malignant pleural mesothelioma and asbestos exposure, provided the exclusivity does not apply to the Company's marketing efforts and to any marketing efforts of the Company's distributors offering the Company's tests outside of the United States of America. According to this agreement, PACE will be entitled to certain remuneration derived from actual sales to defendants in these lawsuits.

l.	Under the BIRD royalty-bearing program, the Company is not obligated to repay any amounts received from BIRD if the development work being carried out by the Company does not continue beyond the investigational new drug ("IND") stage. If the development work, which is being carried out by the Company, continues beyond the IND stage, the Company is required to repay BIRD 100% of the grant that the Company received provided that the repayment to BIRD is made within the first year following project completion. For every year that the Company does not make these repayments, the amount to be repaid incrementally increases up to 150% in the fifth year following project completion. All amounts to be repaid to BIRD are linked to the U.S. Consumer Price Index.

As of June 30, 2013, the Company had received $500 from BIRD, which was offset against research and development expenses. As of June 30, 2013, no liability was recorded since the Company did not reach technological feasibility for this project.

m.	Rimonim Consortium:

In January 2011, the Company joined the Rimonim Consortium, which is supported by the Office of the Chief Scientist of Israel's Ministry of Industry, Trade and Labor ("the OCS"), of the State of Israel. The purpose of the consortium is to develop RNAi-based therapeutics. As of June 30, 2013, the Company received total grants of $82 from the OCS for its development under the consortium.

SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 6: SHAREHOLDERS' EQUITY

a.	Ordinary shares:

Ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

b.	Equity financing

On March 22, 2013, the Company entered into a Controlled Equity OfferingSM Sales Agreement (the "Cantor Sales Agreement") with Cantor Fitzgerald & Co., as sales agent ("Cantor"), pursuant to which the Company may offer and sell, from time to time, through Cantor its ordinary shares, par value NIS 0.6 per share, having an aggregate offering price of up to $5,900. Sales of the Company's ordinary shares under the Cantor Sales Agreement are made in sales deemed to be "at-the-market" equity offerings as defined in Rule 415 promulgated under the Securities Act of 1933, as amended.

From May 22, 2013 through June 30, 2013, the Company had sold through the Cantor Sales Agreement an aggregate of 722,260 of its ordinary shares, and received gross proceeds of $3,019 before deducting issuance expenses in an amount of $155.

c.	Stock based compensation

During the six month period ended June 30, 2013, the Company's Board of Directors granted employees options to purchase 25,000 ordinary shares of the Company. The exercise prices for such options ranges from $3.45-$4.69 per share, with vesting to occur over 4 years.

The Company estimates the fair value of stock options granted under ASC 718 using the Black-Scholes option pricing model with the following weighted-average assumptions: expected volatility of 121%; risk free interest rates range between 1.13%-1.38%; dividend yield of 0%; time to maturity (in years) 6.25; and options forfeiture rate of 10%.

During the six-month periods ended June 30, 2013 and 2012, the Company recorded share based compensation in a total amount of $467 and $158, respectively.

FINANCIAL (INCOME) LOSS	6 Months Ended
Jun. 30, 2013
FINANCIAL (INCOME) LOSS [Abstract]
FINANCIAL (INCOME) LOSS

NOTE 7: FINANCIAL (INCOME) LOSS

	June 30, 2013	June 30, 2012

Financial income:
Interest income on short-term deposits	$(60)	$-
Revaluation of warrants related to share purchase agreement	(56)	-
Foreign currency adjustments gains and other	(2)	(32)
	-	-

Total Financial income	(118)	(32)

Financial expenses:
Interest expense	14	300
Revaluation of warrants related to share purchase agreement	-	359
Exercise of series A Warrants related to share purchase agreement	-	529
Embedded conversion feature in the convertible debenture	-	2,064
Others	-	82

Total financial expenses	14	3,334

Total financial (income) loss, net	$(104)	$3,302

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 8: SUBSEQUENT EVENTS

On August 5, 2013, at the Company's 2013 Annual General Meeting of Shareholders, the Shareholders approved an amendment to the Company's Articles of Incorporation, increasing the Company's authorized Ordinary Shares from 20,000,000 to 40,000,000 with nominal (par) value remaining unchanged at NIS 0.6 per share.

FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Warrants Related to Share Purchase Agreements

The following table summarizes information about the fair value of the above warrants related to share purchase agreements:

	June 30, 2013	December 31, 2012
January Warrants	$9	$25
A Warrants	23	39
A' Warrants	48	72

Total	$80	$136

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements
The facilities of the Company are rented under operating leases. Aggregate minimum rental commitments under the non-cancelable rent agreements as of June 30, 2013, are as follows:

June 30, 2013

2013	$233
2014	501
2015	501
2016	501
2017	477
2018 and thereafter	337
Total minimum payments	$2,550

FINANCIAL (INCOME) LOSS (Tables)	6 Months Ended
Jun. 30, 2013
FINANCIAL (INCOME) LOSS [Abstract]
Schedule of Financial (Income) Loss
	June 30, 2013	June 30, 2012

Financial income:
Interest income on short-term deposits	$(60)	$-
Revaluation of warrants related to share purchase agreement	(56)	-
Foreign currency adjustments gains and other	(2)	(32)
	-	-

Total Financial income	(118)	(32)

Financial expenses:
Interest expense	14	300
Revaluation of warrants related to share purchase agreement	-	359
Exercise of series A Warrants related to share purchase agreement	-	529
Embedded conversion feature in the convertible debenture	-	2,064
Others	-	82

Total financial expenses	14	3,334

Total financial (income) loss, net	$(104)	$3,302

GENERAL (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			1 Months Ended			1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Apr. 18, 2013 Parkway [Member]	May 18, 2009 Parkway [Member]	Dec. 31, 2012 Parkway [Member]	May 18, 2009 Minimum [Member] Parkway [Member]	May 18, 2009 Maximum [Member] Parkway [Member]
Accounting Policies [Line Items]
Proceeds from sale of business				$ 625			$ 750	$ 2,500
Fixed percentage of revenue					15.00%
Fair value of future consideration						359
Current assets of discontinued operations			135			135
Long-term asset of discontinued operations			224			224
Gain from discontinued operations	$ (273)	$ (105)

FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	$ 80		$ 136
Gain (loss) on revaluation of warrants	56	(355)
January Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	9		25
A Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	23		39
A' Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	$ 48		$ 72

COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Minimum payment upon cancellation of cancelable operating lease agreements	$ 12
Guaranteed operating lease commitments	53		163
Operating Leased Assets [Line Items]
Operating leases expense	172	361
Long-term Purchase Commitment [Line Items]
Research and development, net	877	740
May 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	960
Maintenance fees/royalties, noncurrent	680
June 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	509
Maintenance fees/royalties, noncurrent	371
August 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	320
Maintenance fees/royalties, noncurrent	195
December 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	313
Maintenance fees/royalties, noncurrent	205
May 2007 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	690
Maintenance fees/royalties, noncurrent	495
January 2008 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	440
Maintenance fees/royalties, noncurrent	330
BIRD Royalty-Bearing Program [Member]
Long-term Purchase Commitment [Line Items]
Required grant repayment, percent of grants received	100.00%
Maximum repayment amount in the event of nonpayment, percent of grants received	150.00%
Grants received, offset against research and development	500
Rimonim Consortium [Member]
Long-term Purchase Commitment [Line Items]
Grants received	82
Motor vehicles [Member]
Operating Leased Assets [Line Items]
Operating leases expense	$ 41	$ 18

COMMITMENTS AND CONTINGENT LIABILITIES (Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2013	$ 233
2014	501
2015	501
2016	501
2017	477
2018 and thereafter	337
Total minimum payments	$ 2,550

SHAREHOLDERS' EQUITY (Details) In Thousands, except Share data, unless otherwise specified	6 Months Ended					6 Months Ended		3 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Aug. 05, 2013 ILS	Jun. 30, 2013 ILS	Dec. 31, 2012 ILS	Jun. 30, 2013 Minimum [Member] USD ($)	Jun. 30, 2013 Maximum [Member] USD ($)	Jun. 30, 2013 Cantor Sales Agreement [Member] USD ($)	Mar. 22, 2013 Cantor Sales Agreement [Member] USD ($)	Mar. 22, 2013 Cantor Sales Agreement [Member] ILS
Stockholders' Equity [Line Items]
Ordinary shares, par value per share			0.6	0.6	0.6					0.6
Aggregate offering price									$ 5,900
Stock sold in agreement								722,260
Proceeds from sale of stock								3,019
Issuance expenses								155
Options granted to employees	25,000
Stock options granted, weighted average exercise price						$ 3.45	$ 4.69
Vesting period	4 years
Expected volatility	121.00%
Risk-free interest						1.13%	1.38%
Dividend yield
Expected life in years	6 years 3 months
Options forfeiture rate	10.00%
Share-based compensation	$ 467	$ 158

FINANCIAL (INCOME) LOSS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
FINANCIAL (INCOME) LOSS [Abstract]
Interest income on short-term deposits	$ (60)
Revaluation of warrants related to share purchase agreement	(56)
Foreign currency adjustments gains and other	(2)	(32)
Financial income	(118)	(32)
Interest expense	14	300
Revaluation of warrants related to share purchase agreement		359
Exercise of series A Warrants related to share purchase agreement		529
Embedded conversion feature in the convertible debenture		2,064
Others		82
Financial expenses	14	3,334
Total financial loss (income)	$ (104)	$ 3,302

SUBSEQUENT EVENTS (Details) (ILS)	Aug. 05, 2013	Jun. 30, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
Ordinary shares, shares authorized	40,000,000	20,000,000	2,000,000
Ordinary shares, par value per share	0.6	0.6	0.6